Additional Financial Information (Tables)	12 Months Ended
May 29, 2016
Additional Financial Information [Abstract]
Receivables From Various Parties
Balance Sheets

(in millions)	May 29, 2016	May 31, 2015
Receivables, net
Retail outlet gift card sales	$43.9	$47.1
Landlord allowances due	3.7	12.9
Miscellaneous	16.9	18.9
Allowance for doubtful accounts	(0.5)	(0.9)
	$64.0	$78.0

Other Current Liabilities
Non-qualified deferred compensation plan	$194.0	$209.6
Sales and other taxes	58.7	63.9
Insurance-related	36.3	37.4
Employee benefits	35.8	34.3
Contingent proceeds - Red Lobster disposition	—	31.5
Accrued interest	5.1	11.4
Miscellaneous	70.7	61.0
	$400.6	$449.1

Components Of Other Current Liabilities
Balance Sheets

(in millions)	May 29, 2016	May 31, 2015
Receivables, net
Retail outlet gift card sales	$43.9	$47.1
Landlord allowances due	3.7	12.9
Miscellaneous	16.9	18.9
Allowance for doubtful accounts	(0.5)	(0.9)
	$64.0	$78.0

Other Current Liabilities
Non-qualified deferred compensation plan	$194.0	$209.6
Sales and other taxes	58.7	63.9
Insurance-related	36.3	37.4
Employee benefits	35.8	34.3
Contingent proceeds - Red Lobster disposition	—	31.5
Accrued interest	5.1	11.4
Miscellaneous	70.7	61.0
	$400.6	$449.1

Components Of Interest
Statements of Earnings

	Fiscal Year
(in millions)	2016	2015	2014
Interest expense (1)	$165.4	$186.2	$134.0
Imputed interest on capital and financing leases	8.9	8.0	3.5
Capitalized interest	(0.7)	(1.3)	(2.6)
Interest income	(1.1)	(0.6)	(0.6)
Interest, net	$172.5	$192.3	$134.3

(1)	Interest expense in fiscal 2016 and 2015 includes approximately $106.8 million and $91.3 million, respectively, of expenses associated with the retirement of long-term debt. See Note 7.

Schedule of Cash Flow, Supplemental Disclosures
Statements of Cash Flows

	Fiscal Year
(in millions)	2016	2015	2014
Cash paid during the fiscal year for:
Interest, net of amounts capitalized (1)	$140.8	$142.8	$117.5
Income taxes, net of refunds (2)	$128.0	$290.7	$90.0
Non-cash investing and financing activities:
Increase in land, buildings and equipment through accrued purchases	$14.9	$11.1	$24.4
Net book value of assets distributed in Four Corners separation, net of deferred tax liabilities	$750.4	$—	$—

(1)	Interest paid in fiscal 2016 and 2015 includes approximately $68.7 million and $44.0 million, respectively, of payments associated with the retirement of long-term debt. See Note 7.

(2)	Income taxes paid in fiscal 2015 were higher primarily as a result of the gain recognized on the sale of Red Lobster.